Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 347,265	₩ 335,796	₩ 289,471
Impact of change in deferred taxes	(16,827)	169,961	229,545
Income tax expense	₩ 330,438	₩ 505,757	₩ 519,016